Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Sep 24, 2012
Document Effective Date	Sep 24, 2012
Prospectus Date	Sep 24, 2012

Astor Active Income ETF Fund
Astor Active Income ETF Fund
Investment Objective
The Fund primarily seeks income
and secondarily seeks capital preservation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Astor Active Income ETF Fund	Astor Active Income ETF Fund Class A Shares	Astor Active Income ETF Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Astor Active Income ETF Fund		Astor Active Income ETF Fund Class A Shares	Astor Active Income ETF Fund Class C Shares
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	1.45%	1.45%
Acquired Fund Fees and Expenses	[2]	0.25%	0.25%
Total Annual Fund Operating Expenses		2.65%	3.40%
Fee Waiver and Reimbursement	[3]	(1.20%)	(1.20%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.45%	2.20%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.20% and 1.95%, for Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Astor Active Income ETF Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Astor Active Income ETF Fund Class A Shares	616	1,151	1,711	3,232
Astor Active Income ETF Fund Class C Shares	223	933	1,667	3,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts ("REITs"), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked).  Pursuant to the Fund's principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in securities of large capitalization domestic issuers.  While the percentage invested in each asset class will change over time, the Fund invests primarily in fixed income securities (as defined above).  With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO").  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The adviser seeks to achieve the Fund's investment objective by managing interest rate risk, credit risk and by diversifying among securities that are not expected to have returns that are highly correlated to each other or the equity and fixed income markets in general.  The adviser uses an active strategy based on a proprietary macroeconomic model and investment philosophy to select ETFs and Underlying Funds that it believes have the potential to generate income and positive returns in the given economic environment.  The adviser analyzes indicators relating to interest rate policy and yield curve movement, as well as economic data. Economic data inputs include: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions.  The adviser uses these indicators and economic inputs to determine, what the adviser believes is, the current phase of the economic and interest rate cycles.  Once the structure of these cycles is identified, the adviser allocates assets and rebalances the Fund's investment portfolio with the goal of achieving an attractive current yield with the appropriate risk-balanced position.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic and interest rate cycles, as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the adviser seeks to provide income. During economic contractions, the adviser will utilize defensive positioning, by decreasing portfolio allocations to credit risk and actively managing interest rate risk exposures.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1)

Alternative and Specialty Assets Risks.  The Fund may purchase ETFs and Underlying Funds that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund.  Inverse ETFs limit the Fund's participation in market gains.

(2)

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF or Underlying Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(3)

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs and Underlying Funds.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(4)

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(5)

Fixed-Income Risk.  When the Fund invests in fixed-income ETFs or Underlying Funds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

(6)

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation s .

(7)

Inverse Risk.  The Fund engages in hedging activities by investing in inverse ETFs.  Inverse ETF's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(8)

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.astorllc.com or by calling (877) 738-0333.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Astor Active Income ETF Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily seeks capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts ("REITs"), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked).  Pursuant to the Fund's principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in securities of large capitalization domestic issuers.  While the percentage invested in each asset class will change over time, the Fund invests primarily in fixed income securities (as defined above).  With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO").  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The adviser seeks to achieve the Fund's investment objective by managing interest rate risk, credit risk and by diversifying among securities that are not expected to have returns that are highly correlated to each other or the equity and fixed income markets in general.  The adviser uses an active strategy based on a proprietary macroeconomic model and investment philosophy to select ETFs and Underlying Funds that it believes have the potential to generate income and positive returns in the given economic environment.  The adviser analyzes indicators relating to interest rate policy and yield curve movement, as well as economic data. Economic data inputs include: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions.  The adviser uses these indicators and economic inputs to determine, what the adviser believes is, the current phase of the economic and interest rate cycles.  Once the structure of these cycles is identified, the adviser allocates assets and rebalances the Fund's investment portfolio with the goal of achieving an attractive current yield with the appropriate risk-balanced position.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic and interest rate cycles, as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the adviser seeks to provide income. During economic contractions, the adviser will utilize defensive positioning, by decreasing portfolio allocations to credit risk and actively managing interest rate risk exposures.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1)

Alternative and Specialty Assets Risks.  The Fund may purchase ETFs and Underlying Funds that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund.  Inverse ETFs limit the Fund's participation in market gains.

(2)

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF or Underlying Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(3)

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs and Underlying Funds.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(4)

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(5)

Fixed-Income Risk.  When the Fund invests in fixed-income ETFs or Underlying Funds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

(6)

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation s .

(7)

Inverse Risk.  The Fund engages in hedging activities by investing in inverse ETFs.  Inverse ETF's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(8)

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.astorllc.com or by calling (877) 738-0333.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 738-0333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astorllc.com
Astor Active Income ETF Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,711
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,232
Astor Active Income ETF Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,667
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,605

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.20% and 1.95%, for Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Astor Long/Short ETF Fund
Astor Long/Short ETF Fund
Investment Objective
The Fund seeks total return through a combination of capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information is available from your financial professional and in the section entitled How to Purchase Shares in the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Astor Long/Short ETF Fund	Astor Long/Short ETF Fund Class A shares	Astor Long/Short ETF Fund Class C shares	Astor Long/Short ETF Fund Class I shares	Astor Long/Short ETF Fund Class R shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Astor Long/Short ETF Fund		Astor Long/Short ETF Fund Class A shares		Astor Long/Short ETF Fund Class C shares	Astor Long/Short ETF Fund Class I shares	Astor Long/Short ETF Fund Class R shares
Management Fees		1.00%		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	none	0.25%
Other Expenses		0.87%	[1]	0.88%	0.87%	0.87%
Acquired Fund Fees and Expenses		0.33%		0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses		2.45%		3.21%	2.20%	2.45%
Fee Waiver	[2]	(0.62%)		(0.63%)	(0.62%)	(0.62%)
Total Annual Fund Operating Expenses After Fee Waiver		1.83%		2.58%	1.58%	1.83%
[1]	Other expenses for Class A shares are based on estimated amounts for the current fiscal year.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.25%, 1.50%, 2.25% and 1.50% for Class I, Class R, Class C and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Astor Long/Short ETF Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Astor Long/Short ETF Fund Class A shares	652	1,146	1,665	3,084
Astor Long/Short ETF Fund Class C shares	261	930	1,624	3,469
Astor Long/Short ETF Fund Class I shares	161	629	1,123	2,485
Astor Long/Short ETF Fund Class R shares	186	704	1,250	2,739

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts ("REITs"), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked).  Pursuant to the Fund's principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in securities of large capitalization domestic issuers.  While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above).  With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO").  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

Astor Asset Management LLC, the adviser, uses a tactical asset allocation strategy based on a proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

The model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions to determine what the adviser believes is the current phase of the business cycle.  Once the current phase of the business cycle is identified as (i) expansion, (ii) peak, (iii) contraction or (iv) trough, the adviser allocates assets and rebalances the Fund's investment portfolio with the goal of achieving positive total returns regardless of the phase of the business cycle.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs and Underlying Funds linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and Underlying Funds and alternative/specialty ETFs and Underlying Funds as well as ETFs with inverse market exposure.  Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  Alternative or specialty ETFs and Underlying Funds are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs and Underlying Funds linked to commodities, such as oil or gold, as well as ETFs and Underlying Funds focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1)

Alternative and Specialty Assets Risks.  The Fund may purchase ETFs and Underlying Funds that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund.  Inverse ETFs limit the Fund's participation in market gains.

(2)

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF or Underlying Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(3)

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs and Underlying Funds.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(4)

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(5)

Fixed-Income Risk.  When the Fund invests in fixed-income ETFs or Underlying Funds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

(6)

Inverse Risk.  The Fund engages in hedging activities by investing in inverse ETFs.  Inverse ETF's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(7)

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

Performance

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund's Class I shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class I shares over time to the performance of the S&P 500® Index. Returns would be lower for the Class R, Class C and Class A shares. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Because the Fund's Class C shares have less than a full calendar year of investment operations, no performance information is presented for them at this time.  In the future, performance information for Class C shares will be presented in this section of the Prospectus. As of the date of this prospectus Class A shares have not commenced operations.   Updated performance information is available at no cost by visiting www.astorllc.com or by calling (877) 738-0333.

Class I Annual Total Return (Year ended December 31)

Best Quarter	9/30/10	9.34%
Worst Quarter	9 /30/1 1	(8.74)%
The Fund's Class I year-to-date return as of June 30, 2012 was (0.94)%.
Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Returns Astor Long/Short ETF Fund		One Year	Since Inception of the Fund		Inception Date
Astor Long/Short ETF Fund Class I shares		(6.00%)	0.87%		Oct 19, 2009
Astor Long/Short ETF Fund Class I shares After Taxes on Distributions		(6.64%)	0.51%
Astor Long/Short ETF Fund Class I shares After Taxes on Distributions and Sale of Fund Shares		(3.70%)	0.57%
Astor Long/Short ETF Fund Class R shares		(6.23%)	0.65%		Oct 19, 2009
Astor Long/Short ETF Fund Class C shares		(6.98%)	(0.99%)	[1]	Mar 12, 2010
S&P 500�� Index	[2]	2.11%	8.59%
Barclays Aggregate Bond Index	[3]	7.84%	6.58%
Blended Benchmark	[4]	4.69%	8.50%
[1]	Class C shares commenced operations on March 12, 2010.
[2]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
[3]	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[4]	The Blended Benchmark is composed of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Astor Long/Short ETF Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information is available from your financial professional and in the section entitled How to Purchase Shares in the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts ("REITs"), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked).  Pursuant to the Fund's principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in securities of large capitalization domestic issuers.  While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above).  With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO").  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

Astor Asset Management LLC, the adviser, uses a tactical asset allocation strategy based on a proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

The model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions to determine what the adviser believes is the current phase of the business cycle.  Once the current phase of the business cycle is identified as (i) expansion, (ii) peak, (iii) contraction or (iv) trough, the adviser allocates assets and rebalances the Fund's investment portfolio with the goal of achieving positive total returns regardless of the phase of the business cycle.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs and Underlying Funds linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and Underlying Funds and alternative/specialty ETFs and Underlying Funds as well as ETFs with inverse market exposure.  Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  Alternative or specialty ETFs and Underlying Funds are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs and Underlying Funds linked to commodities, such as oil or gold, as well as ETFs and Underlying Funds focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1)

Alternative and Specialty Assets Risks.  The Fund may purchase ETFs and Underlying Funds that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund.  Inverse ETFs limit the Fund's participation in market gains.

(2)

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF or Underlying Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(3)

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs and Underlying Funds.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(4)

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(5)

Fixed-Income Risk.  When the Fund invests in fixed-income ETFs or Underlying Funds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

(6)

Inverse Risk.  The Fund engages in hedging activities by investing in inverse ETFs.  Inverse ETF's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(7)

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund's Class I shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class I shares over time to the performance of the S&P 500® Index. Returns would be lower for the Class R, Class C and Class A shares. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Because the Fund's Class C shares have less than a full calendar year of investment operations, no performance information is presented for them at this time.  In the future, performance information for Class C shares will be presented in this section of the Prospectus. As of the date of this prospectus Class A shares have not commenced operations.   Updated performance information is available at no cost by visiting www.astorllc.com or by calling (877) 738-0333.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 738-0333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astorllc.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return (Year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	9/30/10	9.34%
Worst Quarter	9 /30/1 1	(8.74)%
		The Fund's Class I year-to-date return as of June 30, 2012 was (0.94)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class I year-to-date return as of June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.74%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2011)
S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%	[1]
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	8.59%	[1]
Barclays Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%	[2]
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	6.58%	[2]
Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.69%	[3]
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	8.50%	[3]
Astor Long/Short ETF Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.83%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class A shares are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,146
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,084
Astor Long/Short ETF Fund Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,469
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund's Class C shares have less than a full calendar year of investment operations, no performance information is presented for them at this time.
One Year	rr_AverageAnnualReturnYear01	(6.98%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	(0.99%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2010
Astor Long/Short ETF Fund Class I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,123
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,485
Annual Return 2010	rr_AnnualReturn2010	8.54%
Annual Return 2011	rr_AnnualReturn2011	(6.00%)
One Year	rr_AverageAnnualReturnYear01	(6.00%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	0.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2009
Astor Long/Short ETF Fund Class I shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.64%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	0.51%
Astor Long/Short ETF Fund Class I shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.70%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	0.57%
Astor Long/Short ETF Fund Class R shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,739
One Year	rr_AverageAnnualReturnYear01	(6.23%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2009

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
[2]	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[3]	The Blended Benchmark is composed of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[4]	Other expenses for Class A shares are based on estimated amounts for the current fiscal year.
[5]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.25%, 1.50%, 2.25% and 1.50% for Class I, Class R, Class C and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[6]	Class C shares commenced operations on March 12, 2010.

Astor S.T.A.R. ETF Fund
Astor S.T.A.R. ETF Fund
Investment Objective
The Fund seeks capital appreciation with less volatility than the equity market in general.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Astor S.T.A.R. ETF Fund	Astor S.T.A.R. ETF Fund Class A Shares	Astor S.T.A.R. ETF Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Astor S.T.A.R. ETF Fund		Astor S.T.A.R. ETF Fund Class A Shares	Astor S.T.A.R. ETF Fund Class C Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	1.13%	1.13%
Acquired Fund Fees and Expenses	[2]	0.30%	0.30%
Total Annual Fund Operating Expenses		2.68%	3.43%
Fee Waiver and Reimbursement	[3]	(0.88%)	(0.88%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.80%	2.55%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.50% and 2.25%, for Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Astor S.T.A.R. ETF Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Astor S.T.A.R. ETF Fund Class A Shares	649	1,188	1,753	3,283
Astor S.T.A.R. ETF Fund Class C Shares	258	972	1,708	3,653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Sector Tactical Asset Rotation (S.T.A.R.) ETF Fund (the "Fund") invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.   Where possible, the Fund intends to invest primarily in the universe of ETFs offered by First Trust Portfolios, L.P., including the AlphaDEX® line of ETFs.  However, it may invest in ETFs offered by other firms where First Trust Portfolios, L.P. does not offer an ETF to meet the Fund's current allocation strategy, or the portfolio managers otherwise select an alternate ETF to match the current allocation strategy.   The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts ("REITs").  Pursuant to the Fund's principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in domestic issuers of varying market capitalizations.  While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above).  With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO").  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The Fund is named to reflect its investment strategy – “sector tactical asset rotation” or S.T.A.R.     The Fund's adviser seeks capital appreciation and below-market return volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

To facilitate the rotation of assets in the relevant sectors, the Fund intends to invest a substantial amount of its assets in the ETFS offered by First Trust Portfolios, L.P. including the AlphaDEX® line of ETFs.

The adviser's investment model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions.  The adviser uses these economic inputs to determine, what the adviser believes to be, the current phase of the business cycle: (i) expansion, (ii) peak, (iii) contraction or (iv) trough.  Once the current phase of the business cycle is identified, the adviser tactically allocates assets among various sectors and rebalances the Fund's investment portfolio with the goal of achieving capital appreciation and relatively low return volatility throughout all phases of the business cycle.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing (rotation) , the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs or Underlying Funds linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs or Underlying Funds and alternative/specialty ETFs or Underlying Funds.  Alternative or specialty ETFs and Underlying Funds are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs and Underlying Funds linked to commodities, such as oil or gold, as well as ETFs and Underlying Funds focused on specific industries such as real estate, or focused on specific economic segments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1)

First Trust AlphaDEX® Fund Risk.  The Fund may to invest in ETFs sponsored by First Trust Portfolios, L.P., where available.  The adviser and First Trust Portfolios, L.P. have entered into a reciprocal license agreement, which may present a conflict of interest by creating an incentive for the adviser to select First Trust ETFs when other ETFs may also be considered suitable for investment purposes within the S.T.A.R. Program.   While the adviser has determined such family of ETFs to provide appropriate investment opportunities across the various sectors to deploy its asset allocation strategy, First Trust ETFs may have management fees or expenses which are higher than alternative ETFs the portfolio managers may have selected. .

(2)

Alternative and Specialty Assets Risks.  The Fund may purchase ETFs that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities or real estate, and may include leverage, which magnifies the changes in the value of the ETF.

(3)

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(4)

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(5)

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(6)

Fixed-Income Risk.  When the Fund invests in fixed-income ETFs the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

(7)

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

(8)

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(9)

Small and Medium Capitalization Company Risk.  Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.astorllc.com or by calling (877) 738-0333.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Astor S.T.A.R. ETF Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with less volatility than the equity market in general.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Sector Tactical Asset Rotation (S.T.A.R.) ETF Fund (the "Fund") invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.   Where possible, the Fund intends to invest primarily in the universe of ETFs offered by First Trust Portfolios, L.P., including the AlphaDEX® line of ETFs.  However, it may invest in ETFs offered by other firms where First Trust Portfolios, L.P. does not offer an ETF to meet the Fund's current allocation strategy, or the portfolio managers otherwise select an alternate ETF to match the current allocation strategy.   The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts ("REITs").  Pursuant to the Fund's principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in domestic issuers of varying market capitalizations.  While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above).  With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO").  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The Fund is named to reflect its investment strategy – “sector tactical asset rotation” or S.T.A.R.     The Fund's adviser seeks capital appreciation and below-market return volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

To facilitate the rotation of assets in the relevant sectors, the Fund intends to invest a substantial amount of its assets in the ETFS offered by First Trust Portfolios, L.P. including the AlphaDEX® line of ETFs.

The adviser's investment model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions.  The adviser uses these economic inputs to determine, what the adviser believes to be, the current phase of the business cycle: (i) expansion, (ii) peak, (iii) contraction or (iv) trough.  Once the current phase of the business cycle is identified, the adviser tactically allocates assets among various sectors and rebalances the Fund's investment portfolio with the goal of achieving capital appreciation and relatively low return volatility throughout all phases of the business cycle.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing (rotation) , the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs or Underlying Funds linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs or Underlying Funds and alternative/specialty ETFs or Underlying Funds.  Alternative or specialty ETFs and Underlying Funds are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs and Underlying Funds linked to commodities, such as oil or gold, as well as ETFs and Underlying Funds focused on specific industries such as real estate, or focused on specific economic segments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1)

First Trust AlphaDEX® Fund Risk.  The Fund may to invest in ETFs sponsored by First Trust Portfolios, L.P., where available.  The adviser and First Trust Portfolios, L.P. have entered into a reciprocal license agreement, which may present a conflict of interest by creating an incentive for the adviser to select First Trust ETFs when other ETFs may also be considered suitable for investment purposes within the S.T.A.R. Program.   While the adviser has determined such family of ETFs to provide appropriate investment opportunities across the various sectors to deploy its asset allocation strategy, First Trust ETFs may have management fees or expenses which are higher than alternative ETFs the portfolio managers may have selected. .

(2)

Alternative and Specialty Assets Risks.  The Fund may purchase ETFs that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities or real estate, and may include leverage, which magnifies the changes in the value of the ETF.

(3)

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(4)

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(5)

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(6)

Fixed-Income Risk.  When the Fund invests in fixed-income ETFs the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

(7)

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

(8)

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(9)

Small and Medium Capitalization Company Risk.  Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.astorllc.com or by calling (877) 738-0333.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 738-0333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astorllc.com
Astor S.T.A.R. ETF Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,753
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,283
Astor S.T.A.R. ETF Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,653

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.50% and 2.25%, for Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 24, 2012